Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2023
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
2 1 .	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Basic weighted average number of shares outstanding	452,892	451,524	452,633	451,221

Effect of dilutive securities

Share purchase options	332	484	381	551

Restricted share units	351	351	354	351

Diluted weighted average number of shares outstanding	453,575	452,359	453,368	452,123
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$63.69 (six months - Cdn$61.40), compared to Cdn$55.28 (six months - Cdn$55.15) for the comparable period in 2022.

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Share purchase options	-	283	53	283

Share purchase warrants	-	10,000	-	10,000

Total	-	10,283	53	10,283